Deposits Paid for Acquisition of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Deposits Paid for Acquisition of Property, Plant and Equipment [Abstract]
Deposits paid for acquisition of property, plant and equipment	12. Deposits paid for acquisition of property, plant and equipment
	As of December 31,
	2023	2024
	USD’000	USD’000
Deposits paid for acquisition of property, plant and equipment	—	103